Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates - RMB to USD Exchange Rate [Member]	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Relevant Exchange Rates [Line Items]
Period Ended RMB: USD exchange rate	7.2203	7.296	6.8676
Period Average RMB: USD exchange rate	7.2064	7.0533	6.9761